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John Hancock Financial Services, Inc.

John Hancock Place                                     [GRAPHIC]
Post Office Box 111                                John Hancock (R)
Boston, Massachusetts 02117                       Financial Services
(617) 572-9195
Fax: (617) 572-9161
E-mail: jhoodlet@jhancock.com

James C. Hoodlet
Vice President and Counsel

                                                      January 19, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       RE:  John Hancock Life Insurance Company of New York
            Separate Account B
            File No. 811-8329
            Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

   Conveyed herewith via EDGAR for filing under the Securities Act of 1933 ("1933 Act"), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account B ("Registrant") relating to the Corporate VUL ("CVUL NY") insurance policies to be offered by John Hancock Life Insurance Company of New York ("John Hancock NY" or the "Depositor").

Background of the Enclosed Filing

   The purpose of this filing is to add the CVUL NY prospectus to the Registrant's filing under the Investment Company Act of 1940 and to obtain a separate 1933 Act file number for the separate account interests offered through the CVUL NY prospectus. The CVUL NY policy and prospectus is similar to the CVUL ("CVUL") policy and prospectus issued by John Hancock Life Insurance Company (U.S.A.) ("JH U.S.A."). The separate account interests under the CVUL policy are registered by John Hancock Life Insurance Company (U.S.A.) Separate Account N under File Nos. 811-5130 and 333-126668. The material differences between the two filings are (i) the different Registrant and Depositor,
(ii) the addition of the Change of Life Insured Rider, (iii) permitting reduction in Base Face Amount coverage prior to elimination of the Supplemental Face Amount, and (iv) providing a minimum loan value of not less than 75% of the net cash surrender value.

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Matters to be Completed by Pre-Effective Amendment

   Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

   In view of the similarities between this filing and the JH U.S.A. CVUL filing as noted above, Registrant hereby requests selective review of this filing.

Request for Acceleration

   An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

   Please direct all questions to the undersigned at (617) 572-9197. Thank you.

                                                  Sincerely,

                                                  /s/ James C. Hoodlet
                                                  -----------------------------
                                                  Vice President & Counsel